S-K 1605, De-SPAC Background and Terms	Jun. 12, 2026
De-SPAC Transactions, Effects [Line Items]
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

Pursuant to the SPAC’s Organizational Documents, a Public Shareholder may request that the SPAC redeem all or a portion of its Public Shares for cash if the Business Combination is consummated. As a holder of Public Shares, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

●	hold Public Shares or, if you hold Public Shares through SPAC Units, you elect to separate your SPAC Units into the underlying Public Shares and Public Rights prior to exercising your redemption rights with respect to the Public Shares;
●	submit a written request to Continental Stock Transfer & Trust Company, the SPAC’s transfer agent, in which you (1) request that the SPAC redeem all or a portion of your Public Shares for cash and (2) identify yourself as the beneficial holder of the Public Shares and provide your legal name, phone number, and address; and
●	deliver your Public Shares to Continental Stock Transfer & Trust Company, the SPAC’s transfer agent, physically or electronically through DTC.

Holders of SPAC Units must elect to separate the SPAC Units into the underlying SPAC Class A Shares and Public Rights prior to exercising redemption rights with respect to the Public Shares. If Public Shareholders hold their SPAC Units in an account at a brokerage firm or bank, such Public Shareholders must notify their broker or bank that they elect to separate the SPAC Units into the underlying Public Shares and Public Rights. Your nominee must send written instructions by facsimile to Continental Stock Transfer & Trust Company. Such written instructions must include the number of SPAC Units to be split and the nominee holding such units. Your nominee must also initiate electronically, using DTC’s DWAC system, a withdrawal of the relevant units and a deposit of the corresponding number of Public Shares. This must be completed far enough in advance to permit your nominee to exercise your redemption rights with respect to the Public Shares following the separation of such Public Shares from the SPAC Units. While this is typically done electronically on the same business day, you should allow at least one full business day to accomplish the separation. If you fail to cause your Public Shares to be separated in a timely manner, you will likely not be able to exercise your redemption rights. If a holder holds SPAC Units registered in its own name, the holder must contact Continental Stock Transfer & Trust Company, the SPAC’s transfer agent, directly and instruct it to do so.

The redemption rights include the requirement that a holder must identify itself to SPAC in order to validly redeem its shares. Public Shareholders (other than the Initial Shareholders) may elect to exercise their redemption rights with respect to their Public Shares even if they vote “FOR” the Business Combination Proposal. If the Business Combination is not consummated, the Public Shares will be returned to the respective holder, broker, or bank. If the Business Combination is consummated, and if a Public Shareholder properly exercises its redemption right with respect to all or a portion of the Public Shares that it holds and timely delivers its shares to Continental Stock Transfer & Trust Company, the SPAC will redeem the related Public Shares for a per-share price, payable in cash, equal to the pro rata portion of the Trust Account, calculated as of two business days prior to the consummation of the Business Combination. For illustrative purposes, as of December 31, 2025, this would have amounted to approximately $10.95 per issued and outstanding Public Share. If a Public Shareholder exercises its redemption rights in full, then it will not own Public Shares or shares of the SPAC following the redemption.

Prior to exercising redemption rights, shareholders should verify the market price of the SPAC Class A Shares as they may receive higher proceeds from the sale of their SPAC Class A Shares in the public market than from exercising their redemption rights if the market price per share is higher than the redemption price. The SPAC cannot assure you that you will be able to sell the SPAC Class A Shares in the open market, even if the market price per share is higher than the redemption price stated above, as there may not be sufficient liquidity in the SPAC Class A Shares when you wish to sell your shares.

If you exercise your redemption rights, the SPAC Class A Shares will cease to be outstanding immediately prior to the Business Combination and will only represent the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account. You will no longer own those shares and will have no right to participate in, or have any interest in, the SPAC’s future growth following the Business Combination, if any. You will be entitled to receive cash for these shares only if you properly and timely demand redemption.

If the Business Combination is not approved and the SPAC does not consummate an Initial Business Combination within the Combination Period, it will be required to dissolve and liquidate the Trust Account by returning the then-remaining funds in such account to the Public Shareholders and the SPAC Rights will expire worthless.

De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	true
De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	There is no appraisal right in respect of the Business Combination or the SPAC Continuance under the Cayman Companies Act.